LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
NOTE 16 -    LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

Israeli labor laws and agreements require payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. See also note 2(k).

(1)	Defined contribution plan

The Group had contributed NIS 14 million, NIS 17 million and NIS 20 million for the years 2016, 2017 and 2018 respectively, in accordance with Section 14 of the Israeli Severance Pay Law. See also note 2(k)(i)(1).

(2)	Defined benefit plan

Liability for employee rights upon retirement, net is presented as non-current liability.
The amounts recognized in the statement of financial position, in respect of a defined benefit plan (see note 2(k)(i)(2)) and changes during the year in the obligation recognized for post-employment defined benefit plans were as follows:

	New Israeli Shekels in millions
	Present value of obligation	Fair value of plan assets	Total
At January 1, 2017	142	(103)	39
Current service cost	11		11
Past service cost	4		4
Interest expense (income)	4	(3)	1
Employer contributions		(9)	(9)
Benefits paid	(25)	17	(8)
Remeasurements:
Experience loss	2		2
Loss (gain) from change in financial assumptions	1		1
Return on plan assets		(1)	(1)
At December 31, 2017	139	(99)	40
Current service cost	11		11
Interest expense (income)	3	(1)	2
Employer contributions		(8)	(8)
Benefits paid	(11)	7	(4)
Remeasurements:
Experience loss	2		2
Return on plan assets		(3)	(3)
At December 31, 2018	144	(104)	40

Remeasurements are recognized in the statement of comprehensive income.
The expected contribution to the defined benefit plan during the year ending December 31, 2019 is approximately NIS 8 million.

The principal actuarial assumptions used were as follows:

	December 31
	2017	2018
Interest rate weighted average	2.73%	3.29%
Inflation rate weighted average	1.11%	1.62%
Expected turnover rate	9%-56%	9%-56%
Future salary increases	1%-6%	1%-6%

The sensitivity of the defined benefit obligation to changes in the principal assumptions is:

	December 31, 2018
	NIS in millions
	Increase of 10% of the assumption	Decrease of 10% of the assumption
Interest rate	(0.8)	0.6
Expected turnover rate	0.3	(0.4)
Future salary increases	0.4	(0.4)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method has been applied as when calculating the pension liability recognized within the statement of financial position. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the previous period.

The defined benefit plan exposes the Group to a number of risks, the most significant are asset volatility, and a risk that salary increases will be higher than expected in the actuarial calculations. The assets are invested in provident funds, managed by managing companies and are subject to laws and regulations, and supervision (including investment portfolio) of the Capital Markets, Insurance and Saving Division of the Israeli Ministry of Finance.

Expected maturity analysis of undiscounted defined benefits as at December 31, 2018:

NIS in millions
2019	27
2020	20
2021	12
2022 and 2023	20
2024 and thereafter	87
166